UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21969

                          The Gabelli Global Deal Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                             (THE GABELLI GLOBAL DEAL FUND LOGO)

                          THE GABELLI GLOBAL DEAL FUND

                               Semi-Annual Report
                                 June 30, 2008

TO OUR SHAREHOLDERS,

     Shares of The Gabelli Global Deal Fund (the "Fund") began trading on the New York Stock Exchange ("NYSE") under the symbol "GDL" on January 26, 2007 at the public offering price of $20.00. The Fund commenced investment operations on January 31, 2007 with an initial net asset value ("NAV") of $19.06 after underwriting fees and offering expenses. The Fund's NAV total return including reinvestment of distributions was 2.40% since inception of investment operations, compared with a gain of 4.11% for the 3 Month U.S. Treasury Bill Index. On June 30, 2008, the Fund's NAV per share was $17.54, while the price of the publicly traded shares closed at $15.51 on the NYSE.

     Enclosed are the financial statements and the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008 (a)

                                                                      Since
                                                Year to             Inception
                                      Quarter     Date    1 Year    (01/31/07)
                                      -------   -------   ------    ---------
GABELLI GLOBAL DEAL FUND
   NAV TOTAL RETURN (b) ...........    (0.09)%   (0.92)%   (0.53)%     2.40%
   INVESTMENT TOTAL RETURN (c) ....    (0.56)     2.11     (7.61)    (12.75)
3 Month U.S. Treasury Bill Index ..     0.31      1.20      3.63       4.11
Standard & Poor's 500 Index .......    (2.72)   (11.90)   (13.11)     (6.04)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE 3 MONTH U.S. TREASURY BILL INDEX IS COMPRISED OF A SINGLE ISSUE PURCHASED AT THE BEGINNING OF THE MONTH AND HELD FOR A FULL MONTH. AT THE END OF THE MONTH, THAT ISSUE IS SOLD AND ROLLED INTO THE OUTSTANDING TREASURY BILL THAT MATURES CLOSEST TO, BUT NOT BEYOND THREE MONTHS FROM THE RE-BALANCING DATE. TO QUALIFY FOR SELECTION, AN ISSUE MUST HAVE SETTLED ON OR BEFORE THE RE-BALANCING (MONTH END) DATE. THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE 3 MONTH U.S. TREASURY BILL INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

                          THE GABELLI GLOBAL DEAL FUND
                   SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2008:

U.S. Government Obligations.........   53.9%
Energy and Utilities................    8.4%
Business Services...................    5.3%
Financial Services..................    4.8%
Computer Software and Services......    4.2%
Food and Beverage...................    3.7%
Wireless Communications.............    3.6%
Media...............................    3.2%
Aerospace...........................    2.4%
Telecommunications..................    2.2%
Health Care.........................    1.7%
Entertainment.......................    1.3%
Diversified Industrial..............    1.1%
Transportation......................    1.0%
Equipment and Supplies..............    0.8%
Consumer Products...................    0.6%
Electronics.........................    0.6%
Hotels and Gaming...................    0.5%
Retail..............................    0.2%
Automotive: Parts and Accessories...    0.2%
Educational Services................    0.1%
Cable and Satellite.................    0.1%
Metals and Mining...................    0.1%
Automotive..........................    0.0%
Materials...........................    0.0%
Agriculture.........................    0.0%
Environmental Services..............    0.0%
Restaurants.........................    0.0%
Broadcasting........................    0.0%
Specialty Chemicals.................    0.0%
                                      -----
                                      100.0%
                                      =====

     THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

     The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

SHAREHOLDER MEETING - MAY 19, 2008 - FINAL RESULTS

     The Gabelli Global Deal Fund's Annual Meeting of Shareholders was held on May 19, 2008 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common shareholders elected James P. Conn, Clarence A. Davis, and Arthur V. Ferrara as Trustees of the Fund. A total of 19,564,301 votes, 19,557,353 votes, and 19,556,252 votes were cast in favor of each Trustee and a total of 434,411 votes, 441,359 votes, and 442,460 votes were withheld for each Trustee, respectively.

     Mario J. Gabelli, Anthony J. Colavita, Mario d'Urso, Michael J. Melarkey, Edward T. Tokar, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

     We thank you for your participation and appreciate your continued support.

                          THE GABELLI GLOBAL DEAL FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                        MARKET
   SHARES                                                 COST          VALUE
------------                                          ------------   ------------
               COMMON STOCKS -- 46.1%
               AEROSPACE -- 2.4%
     120,000   DRS Technologies Inc. ..............   $  9,337,260   $  9,446,400
                                                      ------------   ------------
               AGRICULTURE -- 0.0%
       1,000   Provimi SA .........................         46,580         26,514
                                                      ------------   ------------
               AUTOMOTIVE -- 0.0%
       8,000   Lear Corp.+ ........................        192,171        113,440
                                                      ------------   ------------
               AUTOMOTIVE: PARTS AND ACCESSORIES
                  -- 0.2%
      60,300   CSK Auto Corp.+ ....................        567,186        631,944
                                                      ------------   ------------
               BROADCASTING -- 0.0%
       1,000   Cumulus Media Inc., Cl. A+ .........         11,045          3,940
                                                      ------------   ------------
               BUSINESS SERVICES -- 5.3%
       8,000   Acxiom Corp. .......................         97,703         91,920
     270,000   ChoicePoint Inc.+ ..................     13,035,019     13,014,000
     162,000   Diebold Inc. .......................      6,156,136      5,763,960
       3,000   Greenfield Online Inc.+ ............         44,955         44,760
      30,000   HireRight Inc.+ ....................        493,345        513,000
       1,000   Interhyp AG ........................         98,508         99,978
      65,000   PHH Corp.+ .........................      1,403,569        997,750
                                                      ------------   ------------
                                                        21,329,235     20,525,368
                                                      ------------   ------------
               CABLE AND SATELLITE -- 0.1%
      35,001   Zon Multimedia Servicos de
                  Telecomunicacoes e
                  Multimedia SGPS SA ..............        344,060        290,968
                                                      ------------   ------------
               COMPUTER SOFTWARE AND SERVICES --
                  4.2%
       1,200   Affiliated Computer
                  Services Inc., Cl. A+ ...........         52,074         64,188
       2,000   Ansoft Corp.+ ......................         63,243         72,800
     500,000   Electronic Data Systems Corp. ......     12,200,963     12,320,000
      20,000   Mentor Graphics Corp.+ .............        304,179        316,000
      14,000   NAVTEQ Corp.+ ......................      1,051,256      1,078,000
       2,000   NDS Group plc+ .....................        119,072        118,400
       1,000   Tumbleweed Communications Corp.+ ...          2,595          2,620
     120,000   Yahoo! Inc.+ .......................      3,438,228      2,479,200
                                                      ------------   ------------
                                                        17,231,610     16,451,208
                                                      ------------   ------------
               CONSUMER PRODUCTS -- 0.6%
      60,000   Harman International
                  Industries Inc. .................      4,004,698      2,483,400
                                                      ------------   ------------
               DIVERSIFIED INDUSTRIAL -- 1.1%
     540,000   Myers Industries Inc. ..............     11,964,243      4,401,000
                                                      ------------   ------------

                                                                        MARKET
   SHARES                                                 COST          VALUE
------------                                          ------------   ------------
               EDUCATIONAL SERVICES -- 0.1%
      35,000   Corinthian Colleges Inc.+ ..........   $    275,733   $    406,350
                                                      ------------   ------------
               ELECTRONICS -- 0.6%
     211,700   Alliance Semiconductor Corp. .......      1,050,066        181,003
      72,000   Bel Fuse Inc., Cl. A ...............      2,621,039      2,016,000
                                                      ------------   ------------
                                                         3,671,105      2,197,003
                                                      ------------   ------------
               ENERGY AND UTILITIES -- 8.4%
   2,100,000   Aquila Inc.+ .......................      8,647,809      7,917,000
     212,000   Endesa SA ..........................     11,163,934     10,327,298
      50,000   Energy East Corp. ..................      1,276,211      1,236,000
      78,000   NorthWestern Corp. .................      2,372,010      1,982,760
       1,000   Origin Energy Ltd. .................         15,738         15,454
     215,000   Puget Energy Inc. ..................      5,980,107      5,157,850
      30,000   Saxon Energy Services Inc.+ ........        204,633        210,356
     600,000   Synenco Energy Inc., Cl. A+ ........      5,321,774      5,289,791
     100,000   WesternZagros Resources Ltd.+ ......        303,795        292,243
                                                      ------------   ------------
                                                        35,286,011     32,428,752
                                                      ------------   ------------
               ENTERTAINMENT -- 1.3%
     200,000   Take-Two Interactive Software
                  Inc.+ ...........................      5,107,923      5,114,000
                                                      ------------   ------------
               ENVIRONMENTAL SERVICES -- 0.0%
       2,000   Allied Waste Industries Inc.+ ......         28,400         25,240
                                                      ------------   ------------
               EQUIPMENT AND SUPPLIES -- 0.8%
     500,000   Enodis plc .........................      2,371,768      3,171,994
       1,000   Industrial Distribution Group
                  Inc.+ ...........................         11,955         11,990
       5,000   Photon Dynamics Inc.+ ..............         75,375         75,400
                                                      ------------   ------------
                                                         2,459,098      3,259,384
                                                      ------------   ------------
               FINANCIAL SERVICES -- 4.8%
      12,000   Federal National Mortgage
                  Association .....................        356,048        234,120
      90,000   Hilb Rogal & Hobbs Co. .............      3,960,185      3,911,400
     165,000   SAFECO Corp. .......................     10,975,125     11,081,400
     150,000   SLM Corp.+ .........................      4,728,875      2,902,500
      24,048   Wachovia Corp. .....................        989,751        373,465
                                                      ------------   ------------
                                                        21,009,984     18,502,885
                                                      ------------   ------------

                 See accompanying notes to financial statements.

                          THE GABELLI GLOBAL DEAL FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2008 (UNAUDITED)

                                                                        MARKET
   SHARES                                                 COST          VALUE
------------                                          ------------   ------------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE -- 3.7%
      15,000   Anheuser-Busch Companies Inc. ......   $    914,889   $    931,800
      10,000   Bull-Dog Sauce Co. Ltd. ............         31,857         23,073
       1,000   Corn Products International Inc. ...         50,114         49,110
       7,000   Reddy Ice Holdings Inc. ............        145,915         95,760
     170,000   Wm. Wrigley Jr. Co. ................     13,081,147     13,222,600
                                                      ------------   ------------
                                                        14,223,922     14,322,343
                                                      ------------   ------------
               HEALTH CARE -- 1.7%
      15,000   Angelica Corp. .....................        321,151        319,050
      55,000   Applera Corp. ......................      1,869,306      1,841,400
      20,000   Apria Healthcare Group Inc.+ .......        397,348        387,800
       2,000   ArthroCare Corp.+ ..................         67,888         81,620
      10,000   Barrier Therapeutics Inc.+ .........         40,398         40,200
       1,000   Bentley Pharmaceuticals Inc.+ ......         15,647         16,150
       4,000   Biogen Idec Inc.+ ..................        223,334        223,560
       2,000   Enzon Pharmaceuticals Inc.+ ........         17,870         14,240
      30,000   Tercica Inc.+ ......................        264,450        264,900
     300,000   Third Wave Technologies Inc.+ ......      3,344,535      3,348,000
                                                      ------------   ------------
                                                         6,561,927      6,536,920
                                                      ------------   ------------
               HOTELS AND GAMING -- 0.5%
      60,164   MGM Mirage+ ........................      4,120,272      2,038,958
                                                      ------------   ------------
               MATERIALS -- 0.0%
      12,500   Intertape Polymer Group Inc.+ ......         58,500         41,000
                                                      ------------   ------------
               MEDIA -- 3.2%
      78,000   APN News & Media Ltd. ..............        366,053        222,829
     330,000   Cablevision Systems Corp., Cl. A+ ..     10,954,602      7,458,000
     134,000   Clear Channel Communications Inc. ..      4,818,282      4,716,800
                                                      ------------   ------------
                                                        16,138,937     12,397,629
                                                      ------------   ------------
               METALS AND MINING -- 0.1%
      11,000   Esmark Inc.+ .......................        183,355        210,320
      12,000   Uranium One Inc.+ ..................        102,094         56,487
                                                      ------------   ------------
                                                           285,449        266,807
                                                      ------------   ------------
               RESTAURANTS -- 0.0%
       1,000   Landry's Restaurants Inc. ..........         19,730         17,970
                                                      ------------   ------------

                                                                        MARKET
   SHARES                                                 COST          VALUE
------------                                          ------------   ------------
               RETAIL -- 0.2%
      20,000   Corporate Express NV ...............   $    267,078   $    288,755
       4,001   Finish Line+ .......................         32,848         34,809
      15,000   Genesco Inc.+ ......................        676,897        463,050
                                                      ------------   ------------
                                                           976,823        786,614
                                                      ------------   ------------
               SPECIALTY CHEMICALS -- 0.0%
         320   Mitsubishi Chemical Holdings
                  Corp. ...........................          2,566          1,862
                                                      ------------   ------------
               TELECOMMUNICATIONS -- 2.2%
   1,000,000   Asia Satellite Telecommunications
                  Holdings Ltd. ...................      2,244,549      1,539,004
      10,000   BCE Inc. ...........................        345,780        348,100
      55,000   Portugal Telecom SGPS SA ...........        666,634        624,351
     500,000   Radyne Corp.+ ......................      5,648,548      5,715,000
       3,000   Superior Essex Inc.+ ...............        134,099        133,890
                                                      ------------   ------------
                                                         9,039,610      8,360,345
                                                      ------------   ------------
               TRANSPORTATION -- 1.0%
      18,000   Geodis SA ..........................      3,760,095      3,812,325
                                                      ------------   ------------
               WIRELESS COMMUNICATIONS -- 3.6%
     310,000   Rural Cellular Corp., Cl. A+ .......     13,592,915     13,798,100
                                                      ------------   ------------
               TOTAL COMMON STOCKS ................    201,647,088    178,688,669
                                                      ------------   ------------

 PRINCIPAL
  AMOUNT
------------
               U.S. GOVERNMENT OBLIGATIONS -- 53.9%
               U.S. TREASURY BILLS -- 53.5%
$208,517,000   U.S. Treasury Bills,
                  1.220% to 2.038%++,
                  07/03/08 to 11/28/08 ............   $207,830,609   $207,726,863
                                                      ------------   ------------
               U.S. TREASURY NOTES -- 0.4%
   1,440,000   U.S. Treasury Note,
                  5.000%, 07/31/08 ................      1,443,395      1,443,395
                                                      ------------   ------------
               TOTAL U.S. GOVERNMENT
                  OBLIGATIONS .....................    209,274,004    209,170,258
                                                      ------------   ------------
TOTAL INVESTMENTS -- 100.0% .......................   $410,921,092   $387,858,927
                                                      ============
FORWARD FOREIGN EXCHANGE CONTRACT
   (Unrealized appreciation) ......................                            --
                                                                     ------------
OTHER ASSETS AND LIABILITIES (NET) ................                   (14,840,561)
                                                                     ------------
NET ASSETS -- COMMON SHARES
   (21,270,610 common shares outstanding) .........                  $373,018,366
                                                                     ============
NET ASSET VALUE PER COMMON SHARE
   ($373,018,366 / 21,270,610 shares
   outstanding) ...................................                  $      17.54
                                                                     ============

                See accompanying notes to financial statements.

                          THE GABELLI GLOBAL DEAL FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2008 (UNAUDITED)

 PRINCIPAL                                             SETTLEMENT     UNREALIZED
  AMOUNT                                                  DATE       APPRECIATION
------------                                          ------------   ------------
               FORWARD FOREIGN EXCHANGE
               CONTRACTS -- 0.0%
6,342,726(a)   Deliver Euros in exchange for
                  USD9,975,584 ....................     07/31/08     $         --(b)
                                                                     ============

----------
(a)  Principal amount denoted in Euros.

(b)  Amount is less than $1.00.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

USD  U.S. Dollars

                                                             % OF
                                                            MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                                   VALUE       VALUE
--------------------------                                  ------   ------------
United States ...........................................    93.1%   $361,058,145
Europe ..................................................     4.8      18,760,582
Canada ..................................................     1.6       6,237,977
Latin America ...........................................     0.4       1,539,004
Asia/Pacific ............................................     0.1         238,283
Japan ...................................................     0.0          24,936
                                                            -----    ------------
Total Investments .......................................   100.0%   $387,858,927
                                                            =====    ============

                See accompanying notes to financial statements.

                             THE GABELLI GLOBAL DEAL FUND

                          STATEMENT OF ASSETS AND LIABILITIES
                               JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $410,921,092) ....................   $387,858,927
   Foreign currency, at value (cost $23,152) ....................         23,274
   Deposit at broker ............................................        305,054
   Receivable for investments sold ..............................      2,552,136
   Dividends and interest receivable ............................        228,075
   Unrealized appreciation on swap contracts ....................         69,082
   Prepaid expense ..............................................         13,212
                                                                    ------------
   TOTAL ASSETS .................................................    391,049,760
                                                                    ------------
LIABILITIES:
   Payable to custodian .........................................        631,758
   Payable for investments purchased ............................     15,205,439
   Unrealized depreciation on swap contracts ....................          4,138
   Distributions payable ........................................      1,912,363
   Payable for investment advisory fees .........................        156,844
   Payable for payroll expenses .................................         46,572
   Payable for accounting fees ..................................          3,750
   Other accrued expenses .......................................         70,530
                                                                    ------------
   TOTAL LIABILITIES ............................................     18,031,394
                                                                    ------------
   NET ASSETS applicable to 21,270,610
      shares outstanding ........................................   $373,018,366
NET ASSETS CONSIST OF:
   Paid-in capital, at $0.001 par value .........................   $396,014,020
   Net unrealized depreciation on investments ...................    (23,062,165)
   Net unrealized appreciation on swap contracts ................         64,944
   Net unrealized appreciation on foreign
      currency translations .....................................          1,567
                                                                    ------------
   NET ASSETS ...................................................   $373,018,366
                                                                    ============
NET ASSET VALUE PER COMMON SHARE:
   ($373,018,366 / 21,270,610 shares outstanding;
   unlimited number of shares authorized) .......................   $      17.54
                                                                    ============

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $64,495) ..................   $ 1,162,173
   Interest .....................................................     2,033,123
                                                                    -----------
   TOTAL INVESTMENT INCOME ......................................     3,195,296
                                                                    -----------
EXPENSES:
   Investment advisory fees .....................................       963,354
   Shareholder communications expenses ..........................        87,400
   Payroll expenses .............................................        58,767
   Trustees' fees ...............................................        32,953
   Custodian fees ...............................................        26,885
   Accounting fees ..............................................        22,500
   Legal and audit fees .........................................        18,535
   Shareholder services fees ....................................         5,260
   Miscellaneous expenses .......................................        35,395
                                                                    -----------
   TOTAL EXPENSES ...............................................     1,251,049
   Less: Custodian fee credits ..................................       (21,520)
                                                                    -----------
   NET EXPENSES .................................................     1,229,529
                                                                    -----------
   NET INVESTMENT INCOME ........................................     1,965,767
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAP
   CONTRACTS, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY:
   Net realized gain on investments .............................     3,182,378
   Net realized loss on swap contracts ..........................      (425,772)
   Net realized loss on securities sold short ...................        (6,283)
   Net realized loss on foreign currency transactions ...........      (105,708)
                                                                    -----------
   Net realized gain on investments, swap contracts, securities
      sold short, and foreign currency transactions .............     2,644,615
                                                                    -----------
   Net change in unrealized appreciation/depreciation:
      on investments ............................................    (8,285,711)
      on swap contracts .........................................       369,138
      on securities sold short ..................................         5,363
      on foreign currency translations ..........................      (203,961)
                                                                    -----------
   Net change in unrealized appreciation/depreciation on
      investments, swap contracts, securities sold short, and
      foreign currency translations .............................    (8,115,171)
                                                                    -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAP
      CONTRACTS, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY ....    (5,470,556)
                                                                    -----------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $(3,504,789)
                                                                    ===========

                See accompanying notes to financial statements.

                          THE GABELLI GLOBAL DEAL FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS ENDED
                                                                                          JUNE 30, 2008         PERIOD ENDED
                                                                                           (UNAUDITED)     DECEMBER 31, 2007 (a)
                                                                                        ----------------   ---------------------
OPERATIONS:
   Net investment income ............................................................    $  1,965,767           $  7,799,851
   Net realized gain on investments, swap contracts, securities sold short, and
      foreign currency transactions .................................................       2,644,615             20,614,306
   Net change in unrealized appreciation/depreciation on investments, swap contracts,
      securities sold short, and foreign currency translations ......................      (8,115,171)           (14,880,483)
                                                                                         ------------           ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................      (3,504,789)            13,533,674
                                                                                         ------------           ------------
   DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income ............................................................      (2,657,184)*           (6,348,376)
   Net realized gain on investments, swap contracts, securities sold short, and
      foreign currency transactions .................................................      (4,820,572)*          (19,198,407)
   Return of capital ................................................................      (9,542,732)*                   --
                                                                                         ------------           ------------
   TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS .......................................     (17,020,488)           (25,546,783)
                                                                                         ------------           ------------
   FUND SHARE TRANSACTIONS:
   Net increase in net assets from common shares issued in offering and
      reinvestment of distributions .................................................              --            406,953,927
   Net decrease from repurchase of common shares ....................................        (473,384)              (173,799)
   Offering costs for common shares charged to paid-in-capital ......................              --               (850,000)
                                                                                         ------------           ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS ...............        (473,384)           405,930,128
                                                                                         ------------           ------------
   NET INCREASE (DECREASE) IN NET ASSETS ............................................     (20,998,661)           393,917,019
   NET ASSETS:
   Beginning of period ..............................................................     394,017,027                100,008
                                                                                         ------------           ------------
   End of period (including undistributed net investment income
      of $0 and $691,417, respectively) .............................................    $373,018,366           $394,017,027
                                                                                         ============           ============

----------
(a) The Gabelli Global Deal Fund commenced investment operations on January 31, 2007.

* Based on current earnings and subject to change and recharacterization at fiscal year end.

                See accompanying notes to financial statements.

                          THE GABELLI GLOBAL DEAL FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                             SIX MONTHS ENDED
                                                                               JUNE 30, 2008         PERIOD ENDED
                                                                                (UNAUDITED)     DECEMBER 31, 2007 (f)
                                                                             ----------------   ---------------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ..................................     $  18.50              $  19.06(g)
   Net investment income (a) .............................................         0.09                  0.37
   Net realized and unrealized gain (loss) on investments, swap contracts,
   and foreign currency transactions .....................................        (0.25)                 0.27
                                                                               --------              --------
   Total from investment operations ......................................        (0.16)                 0.64
                                                                               --------              --------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income .................................................        (0.12)*               (0.30)
   Net realized gains on investments, swap contracts, and foreign currency
      transactions........................................................        (0.23)*               (0.90)
   Return of capital .....................................................        (0.45)*                  --
                                                                               --------              --------
   Total distributions to common shareholders ............................        (0.80)                (1.20)
                                                                               --------              --------
FUND SHARE TRANSACTIONS:
   Increase in net asset value from common share transactions ............         0.00(d)               0.00(d)
                                                                               --------              --------
   NET ASSET VALUE, END OF PERIOD ........................................     $  17.54              $  18.50
                                                                               ========              ========
   Net asset value total return + ........................................        (0.92)%                3.35%
                                                                               ========              ========
   Market value, end of period ...........................................     $  15.51              $  15.96
                                                                               ========              ========
   Total investment return ++ ............................................         2.11%               (14.55)%
                                                                               ========              ========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

   Net assets end of period (in 000's) ...................................     $373,018              $394,017
   Ratio of net investment income to average net assets ..................         1.02%(e)              2.12%(e)
   Ratio of operating expenses to average net assets (b)(c) ..............         0.65%(e)              0.64%(e)
   Portfolio turnover rate ...............................................          145%                  177%+++

----------
+ Based on net asset value per share at commencement of operations of $19.06 per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total returns for periods of less than one year are not annualized.

++ Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions at prices obtained under the Fund's dividend reinvestment plan. Total returns for periods of less than one year are not annualized.

+++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the period ended December 31, 2007 would have been 411%.

* Based on current earnings and subject to change and recharacterization at fiscal year end.

(a)  Per share amounts have been calculated using the average shares method.

(b) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the six months ended June 30, 2008 and period ended December 31, 2007 would have been 0.64% and 0.63%, respectively.

(c) The Fund incurred interest expense during the period ended December 31, 2007. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.62%.

(d)  Amount represents less than $0.005 per share.

(e)  Annualized.

(f) The Gabelli Global Deal Fund commenced investment operations on January 31, 2007.

(g) The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.

                See accompanying notes to financial statements.

                          THE GABELLI GLOBAL DEAL FUND
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Global Deal Fund (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on October 17, 2006 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund sold 5,236 shares to Gabelli Funds, LLC (the "Adviser") for $100,008 on December 22, 2006. Investment operations commenced on January 31, 2007 upon the settlement of the sale of 18,750,000 shares of beneficial interest in the amount of $357,375,000 (net of underwriting fees and expenses of $17,625,000). In addition, on March 9, 2007, the Fund issued 2,500,000 shares of beneficial interest in the amount of $47,650,000 (net of underwriting fees and expenses of $2,350,000) in conjunction with the exercise of the underwriters' overallotment option. The Adviser agreed to pay all the Fund's organizational costs and the amount by which the Fund's offering costs (other than the underwriting fees) exceed $0.04 per common share.

     The Fund's primary investment objective is to achieve absolute returns in various market conditions without excessive risk of capital. The Fund will seek to achieve its objective by investing primarily in merger arbitrage transactions and, to a lesser extent, in corporate reorganizations involving stubs, spin-offs, and liquidations. Under normal market conditions, the Fund will invest at least 80% of its assets in securities or hedging arrangements relating to companies involved in corporate transactions or reorganizations, giving rise to the possibility of realizing gains upon or within relatively short periods of time after the completion of such transactions or reorganizations.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial

                          THE GABELLI GLOBAL DEAL FUND
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depositary Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                                                INVESTMENTS IN       OTHER FINANCIAL
                                                  SECURITIES     INSTRUMENTS (UNREALIZED
VALUATION INPUTS                                (MARKET VALUE)        APPRECIATION)*
----------------                                --------------   -----------------------
Level 1 - Quoted Prices .....................    $178,688,669                 --
Level 2 - Other Significant Observable
   Inputs ...................................     209,170,258            $64,944
                                                 ------------            -------
TOTAL .......................................    $387,858,927            $64,944
                                                 ============            =======

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation on the investment.

     In March 2008, The Financial Accounting Standards Board (The "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, there were no open repurchase agreements.

                          THE GABELLI GLOBAL DEAL FUND
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time the a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

     The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

     The Fund has entered into contract for difference swap agreements with Bear, Stearns International Limited. Details of the swaps at June 30, 2008 are as follows:

                                                                                                               NET UNREALIZED
           NOTIONAL                    EQUITY SECURITY                  INTEREST RATE/           TERMINATION    APPRECIATION
            AMOUNT                        RECEIVED                   EQUITY SECURITY PAID            DATE      (DEPRECIATION)
-----------------------------   -----------------------------   ------------------------------   -----------   --------------
                                        Market Value                 Overnight LIBOR plus
                                      Appreciation on:          Market Value Depreciation on:
$    6,277     (1,000 Shares)          J Sainsbury plc                  J Sainsbury plc            09/15/08       $    21
        --                --      MTL Instruments Group plc        MTL Instruments Group plc       11/17/08          (41)
   158,410     (2,000 Shares)            Xstrata plc                      Xstrata plc              02/17/09           160
 3,155,544    (98,400 Shares)   Expro International Group plc    Expro International Group plc     03/16/09         5,240
    66,495   (100,000 Shares)   Gulf Keystone Petroleum Ltd.     Gulf Keystone Petroleum Ltd.      03/17/09        (4,097)
 1,794,038   (360,000 Shares)        Chloride Group plc               Chloride Group plc           04/15/09        63,661
                                                                                                                  -------
                                                                                                                  $64,944
                                                                                                                  =======

     FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

                          THE GABELLI GLOBAL DEAL FUND
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2008, there were no open futures contracts.

     SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. At June 30, 2008, there were no securities sold short.

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Forward foreign exchange contracts at June 30, 2008 are reflected in the Schedule of Investments.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

                          THE GABELLI GLOBAL DEAL FUND
             NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

     MERGER ARBITRAGE RISK. The principal risk associated with the Fund's investment strategy is that certain of the proposed reorganizations in which the Fund invests may involve a longer time frame than originally contemplated, or be renegotiated or terminated, in which case, losses may be realized. The Fund invests all or a portion of its assets to seek short-term capital appreciation. This can be expected to increase the portfolio turnover rate and cause increased brokerage commission costs.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

     The tax character of distributions paid during the period ended December 31, 2007 was as follows:

DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ..   $25,546,783
                                                -----------
Total distributions paid ....................   $25,546,783
                                                ===========

                          THE GABELLI GLOBAL DEAL FUND
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

     As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Net unrealized depreciation on investments ...........   $(15,068,398)
Net unrealized depreciation on foreign currency and
   swap contracts ....................................        (98,666)
Undistributed ordinary income ........................      2,991,405
Post-October currency loss deferral ..................       (141,644)
Other temporary differences ..........................        304,194
                                                         ------------
Total ................................................   $(12,013,109)
                                                         ============

     The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                      GROSS           GROSS       NET UNREALIZED
                                    UNREALIZED      UNREALIZED     APPRECIATION
                        COST       APPRECIATION    DEPRECIATION   (DEPRECIATION)
                    ------------   ------------   -------------   --------------
Investments .....   $411,458,243    $1,979,026    $(25,578,342)    $(23,599,316)
Swap contracts ..             --        69,082          (4,138)           64,944
                    ------------    ----------    ------------     ------------
                    $411,458,243    $2,048,108    $(25,582,480)    $(23,534,372)
                    ============    ==========    ============     ============

     FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

     For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund has adopted the Interpretation for all open tax years and it had no impact on the amounts reported in the financial statements.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a base fee, computed weekly and paid monthly, equal on an annual basis to 0.50% of the value of the Fund's average weekly managed assets. Managed assets consist of all of the assets of the Fund without deduction for borrowings, repurchase transactions, and other leveraging techniques, the liquidation value of any outstanding preferred shares, or other liabilities except for certain ordinary course expenses. In addition, the Fund may pay the Adviser an annual performance fee at a calendar year end if the Fund's total return on its managed assets during the year exceeds the total return of the 3 Month U.S. Treasury Bill Index (the "T-Bill Index") during the same period. For every four basis points that the Fund's total return exceeds the T-Bill Index, the Fund will accrue weekly and pay annually one basis point performance fee up to a maximum performance fee of 150 basis points. Under the performance fee arrangement, the annual rate of the total fees paid to the Adviser can range from 0.50% to 2.00% of the average weekly managed assets. For the six months ended June 30, 2008,

                          THE GABELLI GLOBAL DEAL FUND
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

the Fund did not accrue a performance fee to the Adviser. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs.

     During the six months ended June 30, 2008, the Fund paid brokerage commissions on security trades of $132,406 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

     As per the approval of the Board, the Fund compensates officers who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays its allocated portion of the cost of the Fund's Chief Compliance Officer. For the six months ended June 30, 2008, the Fund paid or accrued $58,767, which is included in payroll expenses in the Statement of Operations.

     The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended in person ($500 if attended telephonically) and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per committee meeting attended. In addition, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $291,987,156 and $368,084,208, respectively.

     Purchases and proceeds from the sales of U.S. Government obligations for the six months ended June 30, 2008, other than short-term obligations, aggregated $1,459,800 and $23,685,000, respectively.

5. CAPITAL. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2008, the Fund repurchased 30,000 shares of its common stock in the open market at a cost of $473,384 and an average discount of approximately 12.99% from its NAV. All shares of common stock repurchased have been retired. Transactions in shares of beneficial interest were as follows:

                                                        SIX MONTHS ENDED
                                                           JUNE 30, 2008             PERIOD ENDED
                                                           (UNAUDITED)           DECEMBER 31, 2007 (A)
                                                      ---------------------   -------------------------
                                                       SHARES      AMOUNT       SHARES        AMOUNT
                                                      --------   ----------   ----------   ------------
Initial seed capital ..............................        --           --         5,236   $    100,008
Shares issued in offering
   (net of underwriting fees and offering costs) ..        --           --    21,250,000    405,025,000
Shares issued upon reinvestment of distributions ..        --           --        55,874      1,078,927
Shares repurchased ................................   (30,000)   $(473,384)      (10,500)      (173,799)
                                                      -------    ---------    ----------   ------------
Net increase ......................................   (30,000)   $(473,384)   21,300,610   $406,030,136
                                                      =======    =========    ==========   ============

----------
(a) The Gabelli Global Deal Fund commenced investment operations on January 31, 2007.

                          THE GABELLI GLOBAL DEAL FUND
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     At the Fund's February 19, 2008 Board meeting, the Board approved the filing of a shelf registration with the SEC which will give the Fund the ability to offer preferred shares, notes, or subscription rights to purchase preferred shares.

6. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

     On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

                          THE GABELLI GLOBAL DEAL FUND
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

                                  COMMON SHARES
                                CUSIP: 36245G103

We are pleased to report the payment of a distribution in the amount of $0.40 per share payable on June 24, 2008 to shareholders of record on June 16, 2008. As of the record date, $0.044 per share of the distribution is derived from net investment income, $0.097 per share of the distribution is derived from capital gains, and the remainder of the distribution, or $0.259 per share, is deemed a return of capital. These estimates are based on earnings as of the record date. After giving effect to the distribution, the aggregate of the undistributed net realized losses on the sale of securities and net unrealized depreciation of portfolio securities is $16,546,655, of which $15,349,268 represents net unrealized depreciation of portfolio securities. Prior distributions within 2008 would have similar characterizations. The actual composition of the distribution may change based on the Fund's investment activity through December 31, 2008. Shareholders will be notified regarding the components of all distributions for the year and the related tax treatment via Form 1099-DIV in early 2009.

                        AUTOMATIC DIVIDEND REINVESTMENT
                       AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

     It is the policy of The Gabelli Global Deal Fund (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer ("AST") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

                          The Gabelli Global Deal Fund
                          c/o American Stock Transfer
                                6201 15th Avenue
                               Brooklyn, NY 11219

     Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact AST at (888) 422-3262.

     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE, or elsewhere, for the participants' accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

     SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

                                    (FLAGS)

                              TRUSTEES AND OFFICERS
                          THE GABELLI GLOBAL DEAL FUND
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES

Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Clarence A. Davis
   CHIEF EXECUTIVE OFFICER,
   NESTOR, INC.

Mario d'Urso
   FORMER ITALIAN SENATOR

Arthur V. Ferrara
   FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GUARDIAN LIFE INSURANCE COMPANY OF AMERICA

Michael J. Melarkey
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN

Edward T. Tokar
   SENIOR MANAGING DIRECTOR,
   BEACON TRUST COMPANY

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS

Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Sheila J. Moore
   ASSISTANT VICE PRESIDENT & OMBUDSMAN

Agnes Mullady
   TREASURER AND SECRETARY

David I. Schachter
   VICE PRESIDENT

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
The Bank of New York Mellon

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR
American Stock Transfer and Trust Company

STOCK EXCHANGE LISTING

                        Common
                      ----------
NYSE-Symbol:              GDL
Shares Outstanding:   21,270,610

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "Specialized Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "Specialized Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares.

THE GABELLI GLOBAL DEAL FUND
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                              SEMI ANNUAL REPORT
                                                              JUNE 30, 2008

                                                                     GDL Q2/2008

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 21,300,610
01/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
01/31/08
=============================================================================================================================
Month #2     Common - 15,000           Common - $16.2003          Common - 15,000            Common - 21,300,610 - 15,000 =
02/01/08                                                                                     21,285,610
through      Preferred - N/A           Preferred - N/A            Preferred - N/A
02/28/08                                                                                     Preferred - N/A
=============================================================================================================================
Month #3     Common - 15,000           Common - $15.6762          Common - 15,000            Common - 21,285,610 - 15,000 =
03/01/08                                                                                     21,270,610
through      Preferred - N/A           Preferred - N/A            Preferred - N/A
03/31/08                                                                                     Preferred - N/A
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 21,270,610
04/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
04/30/08
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 21,270,610
05/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
05/31/08
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 21,270,610
06/01/08
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
06/30/08
=============================================================================================================================
Total        Common - 30,000           Common - $15.9382          Common - 30,000            N/A

             Preferred - N/A           Preferred - N/A            Preferred - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.

c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.

d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.

e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     The Gabelli Global Deal Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date     9/3/08
    ----------------------------------------------------------------------------


 * Print the name and title of each signing officer under his or her signature.